1933 Act File No. 333-100918
                                                    1940 Act File No. 811-21167

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-2


           [X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       [ X ] Pre-Effective Amendment No. 2
                        [ ] Post-Effective Amendment No.

                                       and

      [ X ]      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        [ X ]      Amendment No.  6

          Neuberger Berman California Intermediate Municipal Fund Inc. (Exact Name of Registrant as Specified in Articles of Incorporation)

                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

                                 (212) 476-8800
              (Registrant's Telephone Number, including Area Code)

                                Peter E. Sundman
                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                     (Name and Address of Agent for Service)

                          Copies of Communications to:

       Arthur C. Delibert, Esq.                    Ellen Metzger, Esq.
       Kirkpatrick & Lockhart LLP                  Neuberger Berman, LLC
       1800 Massachusetts Avenue, N.W.             605 Third Avenue
       2nd Floor                                   New York, New York 10158-3698
       Washington, DC 20036-1800

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement

                           ---------------------------

If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [_]

It is proposed that this filing will become effective (check appropriate box)


     [  ]  when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


--------------------------------------------------------------------------------
Title of         Amount Being    Proposed        Proposed        Amount of
Securities       Registered      Maximum         Maximum         Registration
Being Registered                 Offering Price  Aggregate       Fee (1)
                                 Per Unit        Offering Price
--------------------------------------------------------------------------------
Preferred Stock    2,360         $25,000         $59,000,000     $5,428
--------------------------------------------------------------------------------


(1) Previously paid.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

          NEUBERGER BERMAN CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
            CONTENTS OF PRE-EFFECTIVE AMENDMENT NO. 2 ON FORM N-2



This pre-effective amendment consists of the following papers and documents:

               Cover Sheet

               Contents of Pre-Effective Amendment No. 2 on Form N-2

               Part A - Prospectus*

               Part B - Statement of Additional Information except Report of Independent Auditors and audited Financial Statement*

               Audited Financial Statement

               Unaudited Financial Statements

               Part C - Other Information

               Signature Pages

               Exhibits

* Incorporated by Reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 333-100918 and 811-21167 (Filed December 9, 2002).

This filing is being made solely to update the financial statements in the Fund's Registration Statement.

                         REPORT OF INDEPENDENT AUDITORS



To the Shareholder and
Board of Directors of
Neuberger Berman California Intermediate Municipal Fund Inc.

We have audited the accompanying statement of assets and liabilities of Neuberger Berman California Intermediate Municipal Fund Inc., (the "Fund") as of September 19, 2002. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Neuberger Berman California Intermediate Municipal Fund Inc., at September 19, 2002, in conformity with accounting principles generally accepted in the United States.


                                       ERNST & YOUNG LLP


Boston, Massachusetts
September 20, 2002

                               FINANCIAL STATEMENT

NEUBERGER BERMAN CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 19, 2002

ASSETS
Cash                                                         $ 100,005
Deferred offering costs                                        150,000
                                                             ------------
Total assets                                                   250,005
                                                             ------------
LIABILITIES
Payable for offering costs                                     150,000
                                                             ------------

NET ASSETS AT VALUE                                          $ 100,005
                                                             ============

NET ASSETS CONSIST OF:
Paid-in capital                                              $ 100,005
                                                             ============

SHARES OUTSTANDING ($.0001 PAR VALUE;
  1,000,000,000 SHARES AUTHORIZED)                               6,981
                                                             ============
NET ASSET VALUE, PER SHARE                                     $14.325
                                                             ============

MAXIMUM OFFERING PRICE PER SHARE ($14.325/95.5%)                $15.00
                                                             ============

See Notes to Financial Statement.

NEUBERGER BERMAN CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
NOTES TO FINANCIAL STATEMENT
SEPTEMBER 19, 2002



NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1. ORGANIZATION:

Neuberger Berman California Intermediate Municipal Fund Inc. (the "Fund") was organized as a Maryland corporation on July 29, 2002. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund has had no operations to date, other than the sale to Neuberger Berman LLC ("Neuberger"), the Fund's sub-adviser, on September 19, 2002 of 6,981 shares of common stock for $100,005 ($14.325 per share).

2. ACCOUNTING POLICIES

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results may differ from those estimates.

3. CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region. Additionally, the Fund follows an investment policy of investing primarily in California Municipal Bonds. Economic changes affecting the state of California and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

NOTE B -- INVESTMENT MANAGEMENT AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an Investment Management Agreement, the Fund pays Neuberger Berman Management Inc. ("Management") a monthly fee at an annualized rate of 0.25% of the Fund's average daily Managed Assets. Managed Assets means the total assets of the Fund less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the liquidation preference of any preferred shares outstanding is not considered a liability.

Management has contractually agreed to waive a portion of the management fees it is entitled to receive from the Fund at the following annual rates:

     Fiscal Period or Year Ended   % of Average
             October 31,           Daily Net
                                     Assets
    -----------------------------------------------
                 2002                   0.25%
             2003 - 2007                0.25
                 2008                   0.20
                 2009                   0.15
                 2010                   0.10
                 2011                   0.05

Management has not agreed to waive any portion of its fees and expenses beyond October 31, 2011.

Pursuant to an administration agreement between Management and the Fund, the Fund has agreed to pay Management an administration fee payable on a monthly basis at the annual rate of 0.30% of the Fund's average daily Managed Assets. Additionally, Management retains State Street Corporation ("State Street") as its sub-administrator under a Sub Administration Agreement. Management pays State Street a fee for all services received under the agreement.

Management and Neuberger, a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to each Fund. Several individuals who are officers and/or trustees of the Fund are also employees of Neuberger and/or Management.

NOTE C -- ORGANIZATION EXPENSES AND OFFERING COSTS:

Based on an estimated Fund offering of 5,000,000 shares, organization and offering costs are estimated to be $10,000 and $502,150, respectively. Management has agreed to pay all organizational expenses and the amount by which the aggregate of all of the Fund's offering costs (other than sales load) exceed $0.03 per share. Such amount to be paid by Management is estimated to be $352,150. The Fund will pay offering costs estimated at $150,000 from the proceeds of the offering. Offering costs paid by the Fund will be charged as a reduction of paid-in capital at the completion of the Fund offering.

NOTE D - FEDERAL INCOME TAXES

The Fund intends to qualify as a "regulated investment company" and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, such that it will not be subject to Federal income tax.

                        FINANCIAL STATEMENTS (UNAUDITED)

                                               NEUBERGER BERMAN OCTOBER 31, 2002

SCHEDULE OF INVESTMENTS CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.

PRINCIPAL AMOUNT                 SECURITY @                                                 RATING *               VALUE+
(000'S OMITTED)                                                                      MOODY'S        S&P   (000'S OMITTED)
TAX-EXEMPT SECURITIES--BACKED BY INSURANCE (30.1%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
$ 1,285   Bay Area (CA) Governments Assoc. Bart SFO Extension Rev.
          (Arpt. Premium Fare), Ser. 2002 A, 5.00%, due 8/1/21                                      AAA          $  1,311
  1,445   Oceanside (CA) Cert. of Participation Ref. Rev., Ser. 2003 A,
          5.25%, due 4/1/14                                                                         AAA             1,565
    500   Salinas Valley (CA) Solid Waste Au. Rev., Ser. 2002, 5.00%,
          due 8/1/06                                                                                AAA               538
  2,000   San Francisco (CA) St. Bldg. Au. Lease Rev. (San Francisco
          Civic Ctr. Complex), Ser. 1996 A, 5.25%, due 12/1/16                                      AAA             2,171
  2,500   San Jose (CA) Fin. Au. Lease Rev. (Civic Ctr. Proj.), Ser. 2002 B,
          5.25%, due 6/1/17                                                                         AAA             2,689
FINANCIAL GUARANTY INSURANCE CO.
  2,655   California Wtr. & Swr. Cert. of Participation Eastern Muni. Wtr.
          Dist. Rev., Ser. 2001 A, 5.00%, due 7/1/19                                   Aaa          AAA             2,736
  1,045   Oakland (CA) G.O., Ser. 2002 A, 5.00%, due 1/15/15                                        AAA             1,116
  2,000   San Diego (CA) Unified Sch. Dist. G.O. (Election of 1998),
          Ser. 2002 D, 5.25%, due 7/1/21                                               Aaa          AAA             2,103
FINANCIAL SECURITY ASSURANCE INC.
  2,000   California St. Dept. Wtr. Res. Wtr. Rev., Ser. 2001 W, 5.50%,
          due 12/1/13                                                                               AAA             2,301
  3,000   California St. Pub. Works Board Lease Rev. (UCLA Replacement
          Hosp.), Ser. 2002 A, 5.38%, due 10/1/13                                                   AAA             3,379
    500   Dixie (CA) Elementary Sch. Dist. Unlimited G.O., Ser. 2002,
          5.38%, due 8/1/17                                                                         AAA               539
  1,620   Fremont Union (CA) High Sch. Dist. Rev. (Santa Clara Co.,
          Election of 1998), Ser. 2002 C, 5.00%, due 9/1/20                            Aaa          AAA             1,664
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
  2,000   Pasadena (CA) Elec. Rev., Ser. 2002, 5.00%, due 6/1/17                       Aaa          AAA             2,104
  2,260   San Diego (CA) Pub. Fac. Fin. Au. Wtr. Rev., Ser. 2002,
          5.00%, due 8/1/18                                                            Aaa          AAA             2,359
    750   Saratoga Union (CA) Sch. Dist. (Santa Clara Co.) Ref. G.O.,
          Ser. 1999, 5.13%, due 9/1/11                                                              AAA               837
  1,000   Univ. of California Regents Rev. (Multi. Purp. Proj.), Ser. 2000 K,
          5.00%, due 9/1/12                                                                         AAA             1,077
                                                                                                                 --------
                                                                                                                   28,489
                                                                                                                 --------

TAX-EXEMPT SECURITIES--OTHER (25.6%)
    780   Abag (CA) Fin. Au. For Nonprofit Corps. Rev. Cert. of Participation
          (Channing House), Ser. 1999, 4.90%, due 2/15/09                                          BBB+               797
  1,000   California Co. (CA) Tobacco Securitization Agcy. Tobacco
          Settlement Asset-Backed Rev., Ser. 2002, 4.75%, due 6/1/19                   A1           A+                957
  1,750   California Ed. Fac. Au. Ref. Rev. (Stanford Univ.), Ser. 2001 R,
          5.00%, due 11/1/21                                                           Aaa          AAA             1,788
  2,000   California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.),
          Ser. 1999 A, 6.13%, due 12/1/19                                              A3                           2,145
  2,500   California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Waste
          Management, Inc. Proj.), Ser. 2002 B, 4.45%, due 7/1/27                                   BBB             2,527
  3,000   California St. G.O., Ser. 2002, 5.00%, due 10/1/17                           A1           A+              3,095
  1,000   California St. Univ., Fresno Assoc., Inc. Auxiliary Organization
          Event Ctr. Sr. Rev., Ser. 2002, 5.00%, due 7/1/12                           Baa3         BBB-             1,037
  1,000   California Statewide CDA Cert. of Participation (The Internext
          Group), Ser. 1999, 5.38%, due 4/1/17                                                     BBB              1,004


See Notes to Schedule of Investments

PRINCIPAL AMOUNT                 SECURITY @                                                 RATING *               VALUE+
(000'S OMITTED)                                                                      MOODY'S        S&P   (000'S OMITTED)
$ 3,000   California Statewide CDA Rev. (Kaiser Permanente),
          Ser. 2002 E, 4.70%, due 11/1/36                                              A3                        $  3,113
  1,020   Cerritos (CA) Pub. Fin. Au. Subordinate Tax Allocation Rev.
          (Cerritos Redevelopment Proj.), Ser. 2002 B, 4.40%, due 11/1/16                           BBB               970
  1,210   Elk Grove (CA) Spec. Tax Rev. (East Franklin Comm. Number 1),
          Ser. 2002 A, 5.38%, due 8/1/17                                                                            1,186
  3,000   Puerto Rico Children's Trust Tobacco Settlement Asset-Backed
          Rev., Ser. 2002, 5.38%, due 5/15/33                                          A1            A              2,885
  1,000   South Gate (CA) Pub. Fin. Au. Tax Allocation Rev. (South Gate
          Redevelopment Proj. No. 1), Ser. 2002, 5.00%, due 9/1/16                                   AAA            1,053
    600   Univ. of California Regents Cert. of Participation (San Diego
          Campus & Sacramento Proj.), Ser. 2002 A, 5.25%, due 1/1/18                   Aa2                            633
  1,000   Virgin Islands Wtr. & Pwr. Au. Elec. Sys. Ref. Rev., Ser. 1998,
          5.30%, due 7/1/18                                                                         BBB               987
                                                                                                                 --------
                                                                                                                   24,177
                                                                                                                 --------
TAX-EXEMPT CASH EQUIVALENT SECURITIES (15.4%)
  3,045   California Hsg. Fin. Agcy. Multi-Family Hsg. Rev., Ser. 2000 B,
          1.95%, VRDN due 2/1/31                                                      VMIG1        A-1+             3,045
  3,100   California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Shell Oil Co.
          Martinez Proj.), Ser. 1994 A, 2.00%, VRDN due 10/1/24                       VMIG1        A-1+             3,100++
  3,000   California Statewide CDA Poll. Ctrl. Ref. Rev. (Chevron U.S.A.
          Inc. Proj.), Ser. 2002, 1.95%, VRDN due 5/15/24                                          A-1+             3,000++
  3,000   Los Angeles (CA) Wtr. & Pwr. Rev., Sub. Ser. 2001 B-3,
          1.95%, VRDN due 7/1/34                                                      VMIG1        A-1+             3,000
  2,400   Los Angeles (CA) Wtr. & Pwr. Rev., Sub. Ser. 2001 B-6,
          1.95%, VRDN due 7/1/34                                                      VMIG1        A-1+             2,400
                                                                                                                 --------
                                                                                                                   14,545
                                                                                                                 --------


TAX-EXEMPT CASH EQUIVALENT SECURITIES-BACKED BY LETTERS OF CREDIT (39.7%)
BANK OF AMERICA
  4,650   California Ed. Fac. Au. Rev. (St. Mary's College), Ser. 2001 B,
          1.85%, VRDN due 10/1/31                                                     VMIG1                         4,650
    400   Newport Beach (CA) Rev. (Hoag Mem. Hosp. Presbyterian),
          Ser. 1992, 1.98%, VRDN due 10/1/22                                          VMIG1        A-1+               400
  2,100   Newport Beach (CA) Rev. (Hoag Mem. Hosp. Presbyterian),
          Ser. 1996 A, 2.00%, VRDN due 10/1/26                                        VMIG1                         2,100
BANK OF NEW YORK
  3,800   Abag (CA) Fin. Au. For Nonprofit Corp. Rev. (Jewish Comm.
          Ctr. Proj.), Ser. 2002, 2.00%, VRDN due 11/15/31                            VMIG1                         3,800
  4,500   California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2001 U,
          1.98%, VRDN due 8/1/32                                                      VMIG1        A-1+             4,500
DEXIA CREDIT LOCALE DE FRANCE
  1,000   Orange Co. (CA) Sanitation Dist. Ref. Cert. of Participation,
          Ser. 2000 B, 1.95%, VRDN due 8/1/30                                         VMIG1        A-1+             1,000
KBC BANK
  1,100   California Hlth. Fac. Fin. Au. Hosp. Rev. (Adventist Hlth.
          Sys./West), Ser. 2002 B, 1.95%, VRDN due 9/1/25                             VMIG1                         1,100
  4,000   Irvine (CA) Ltd. Oblig. Imp. Rev. (Assessment Dist.
          Number 87-8), Ser. 1999, 1.95%, VRDN due 9/2/24                             VMIG1                         4,000
  3,000   Orange Co. (CA) Imp. Rev. (Assessment Dist. Number 88-1),
          Ser. 1988, 1.95%, VRDN due 9/2/18                                            P-1         A-1+             3,000
LANDESBANK HESSEN-THUERINGEN GIROZENTRALE
  3,500   California Hsg. Fin. Agcy. Multi-Family Hsg. Rev., Ser. 2000 A,
          2.01%, VRDN due 2/1/26                                                      VMIG1        A-1+             3,500
  3,400   California Hsg. Fin. Agcy. Multi-Family Hsg. Rev., Ser. 2000 A,
          2.01%, VRDN due 2/1/35                                                      VMIG1        A-1+             3,400

PRINCIPAL AMOUNT                 SECURITY @                                                 RATING *               VALUE+
(000'S OMITTED)                                                                      MOODY'S        S&P   (000'S OMITTED)
U.S. Bank, N.A.
$ 3,750   California Statewide CDA Rev. (Masters College), Ser. 2002,
          1.85%, VRDN due 2/1/32                                                      VMIG1                      $  3,750
WESTDEUTSCHE LANDESBANK GIROZENTRALE
  2,300   Southern California Metro. Wtr. Dist. Wtr. Rev., Ser. 2000 B-3,
          2.00%, VRDN due 7/1/35                                                      VMIG1        A-1+             2,300
                                                                                                                 --------
                                                                                                                   37,500
                                                                                                                 --------

TAX-EXEMPT CASH EQUIVALENT SECURITIES-BACKED BY INSURANCE (2.1%)
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
  2,000   California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2002 J,
          1.98%, VRDN due 2/1/33                                                      VMIG1        A-1+             2,000

                                                                                                                 --------
          TOTAL INVESTMENTS (112.9%) (COST $106,714)                                                              106,711##

          Liabilities, less cash, receivables and other assets [(12.9%)]                                          (12,170)
                                                                                                                 --------

          TOTAL NET ASSETS (100.0%)                                                                              $ 94,541
                                                                                                                 --------



See Notes to Schedule of Investments

Only the notes applicable to Neuberger Berman California Municipal Fund Inc. are applicable to this filing.

NOTES TO SCHEDULE OF INVESTMENTS

+ Investment securities of the Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the directors of Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", collectively, the "Funds"), believe accurately reflects fair value. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

## At October 31, 2002, selected Fund information on a U.S. Federal income tax basis was as follows:

                                                                           GROSS            GROSS                   NET
                                                                      UNREALIZED       UNREALIZED            UNREALIZED
NEUBERGER BERMAN                                          COST      APPRECIATION     DEPRECIATION          APPRECIATION

CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.       $106,714,000          $511,000         $514,000              $(3,000)
INTERMEDIATE MUNICIPAL FUND INC.                   349,557,000         1,983,000        2,259,000             (276,000)
NEW YORK INTERMEDIATE MUNICIPAL FUND INC.           83,747,000           547,000          506,000               41,000


@ Municipal securities held by the Funds are within the four highest ratings categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 72%, 63%, and 49% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

*    Credit ratings are unaudited.

++   Security is guaranteed by the corporate obligor.


See Notes to Financial Statements

                                               NEUBERGER BERMAN OCTOBER 31, 2002

STATEMENT OF ASSETS AND LIABILITIES

                                                                                      CALIFORNIA
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                            INTERMEDIATE
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                          MUNICIPAL FUND
ASSETS
     INVESTMENTS IN SECURITIES, AT MARKET VALUE* (NOTE A)-SEE
     SCHEDULE OF INVESTMENTS                                                          $106,711
     Cash                                                                                1,323
----------------------------------------------------------------------------------------------------
     Interest receivable                                                                   556
     Receivable for securities sold                                                         --
====================================================================================================
TOTAL ASSETS                                                                           108,590
====================================================================================================
LIABILITIES
     Payable for securities purchased                                                   13,983
     Payable to administrator (Note B)                                                      23
----------------------------------------------------------------------------------------------------
     Accrued expenses and other payables                                                    43
====================================================================================================
TOTAL LIABILITIES                                                                       14,049
====================================================================================================
NET ASSETS AT VALUE                                                                   $ 94,541
====================================================================================================
NET ASSETS CONSIST OF:
     Paid-in capital                                                                  $ 94,447
     Undistributed (dividends in excess of) net investment income                           97
----------------------------------------------------------------------------------------------------
     Net unrealized appreciation (depreciation) in value of investments                     (3)
====================================================================================================
NET ASSETS AT VALUE                                                                   $ 94,541
====================================================================================================
SHARES OUTSTANDING ($.0001 PAR VALUE; 1,000,000,000 SHARES AUTHORIZED)                   6,607
====================================================================================================
NET ASSET VALUE PER SHARE OUTSTANDING                                                 $  14.31
====================================================================================================
*COST OF INVESTMENTS                                                                  $106,714
====================================================================================================

See Notes to Financial Statements

STATEMENT OF OPERATIONS

                                                                                    CALIFORNIA
                                                                                  INTERMEDIATE
                                                                                MUNICIPAL FUND
                                                                          ---------------------
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                               For the
                                                                                   Period from
                                                                                 September 27,
                                                                                          2002
                                                                                 (Commencement
                                                                             of Operations) to
                                                                                   October 31,
(000'S OMITTED)                                                                           2002
INVESTMENT INCOME

Interest income                                                                           $169
===============================================================================================
EXPENSES:
Investment management fee (Note B)                                                          22
Administration fee (Note B)                                                                 26
-----------------------------------------------------------------------------------------------
Stock transfer agent fees                                                                    3
Auditing fees                                                                               22
Custodian fees (Note B)                                                                     10
-----------------------------------------------------------------------------------------------
Shareholder reports                                                                          8
-----------------------------------------------------------------------------------------------
Stock exchange listing fees                                                                  1
Directors' fees and expenses                                                                 3
Miscellaneous                                                                              --
===============================================================================================
Total expenses                                                                              95

Investment management fee waived and expenses reduced by custodian
   fee expense offset arrangement (Note B)                                                 (23)
===============================================================================================
Total net expenses                                                                          72
===============================================================================================
Net investment income                                                                       97
===============================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in net unrealized appreciation (depreciation) in value of:
       Investment securities (Note A)                                                       (3)
       ========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           $ 94
===============================================================================================

See Notes to Financial Statements

                                               NEUBERGER BERMAN OCTOBER 31, 2002

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    CALIFORNIA
                                                                                  INTERMEDIATE
                                                                                MUNICIPAL FUND
                                                                          ---------------------
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                           Period from
                                                                                 September 27,
                                                                                          2002
                                                                                 (Commencement
                                                                             of Operations) to
                                                                                   October 31,
(000'S OMITTED)                                                                           2002
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)                                                           $    97
Change in net unrealized appreciation (depreciation) of investments                         (3)
===============================================================================================
Net increase (decrease) in net assets resulting from operations                             94
===============================================================================================
FROM FUND SHARE TRANSACTIONS:
Proceeds from issuance of common shares                                                 90,158
Proceeds from underwriters' over-allotment option exercised                              4,289
-----------------------------------------------------------------------------------------------
Total proceeds from Fund share transactions                                             94,447
===============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                                   94,541

NET ASSETS:
Beginning of period                                                                        --
===============================================================================================
End of period                                                                          $94,541
===============================================================================================
Accumulated undistributed net investment income at end of period                       $    97
===============================================================================================


See Notes to Financial Statements

Only notes related to Neuberger Berman California Intermediate Municipal Fund Inc. are applicable to this filing.

NOTES TO FINANCIAL STATEMENTS  INTERMEDIATE MUNICIPAL CLOSED-END FUNDS

          NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

     1 GENERAL: Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", collectively, the "Funds") were organized as Maryland corporations on July 29, 2002. California and New York are registered as non-diversified, closed-end management investment companies and Intermediate is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund had no operations until September 27, 2002, other than matters relating to their organization and the sale on September 19, 2002 of 6,981 shares of common stock for $100,005 ($14.325 per share) from each Fund to Neuberger Berman LLC ("Neuberger"), the Funds' sub-adviser.

          The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

          The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Funds' Schedule of Investments.

     3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     4 FEDERAL INCOME TAXES: It is the intention of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve them from all, or substantially all, U.S. Federal income taxes. Accordingly, each Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

     5 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of expenses, daily on its investments. It is the policy of each Fund to declare and pay dividends from net investment income on a monthly basis. Distributions from net realized capital gains, if any, are normally distributed in December. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains.

                                               NEUBERGER BERMAN OCTOBER 31, 2002

          Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statements of Assets and Liabilities.

          The Funds declared dividends from their net investment income which were paid December 16, 2002, to shareholders of record on November 18, 2002, with an ex-dividend date of November 14, 2002, as follows:

                                                           DIVIDEND PER SHARE
          CALIFORNIA                                                 $0.06250
          INTERMEDIATE                                                0.06625
          NEW YORK                                                    0.06500

          As of October 31, 2002, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

                                    UNDISTRIBUTED  UNDISTRIBUTED     UNREALIZED           LOSS
                                       TAX-EXEMPT      LONG-TERM   APPRECIATION  CARRYFORWARDS
                                           INCOME           GAIN (DEPRECIATION)  AND DEFERRALS      TOTAL
          CALIFORNIA                     $ 96,547             $0       $ (2,566)            $0   $ 93,981
          INTERMEDIATE                    441,543              0       (276,028)             0    165,515
          NEW YORK                         87,508              0         40,553              0    128,061

          There were no significant differences between book basis and tax basis.

     6 EXPENSE ALLOCATION: Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributed to a Fund are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

     7 ORGANIZATION EXPENSES AND OFFERING COSTS: Management has agreed to pay all organizational expenses and the amount by which each Fund's offering costs for common stock (other than sales load) exceed $0.03 per share. Offering costs for common stock paid by each Fund were charged as a reduction of paid-in-capital at the completion of each Fund's offering and amounted to $198,209, $615,209, and $160,709 for California, Intermediate, and New York, respectively.

     8 CONCENTRATION OF RISK: The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region. The investment policies of California and New York involve investing substantially all of their assets in California and New York municipal bonds, respectively. This policy makes those funds more susceptible to adverse economic, political, regulatory or other factors affecting the issuers of such municipal bonds than a fund that does not limit its investments to such issuers.

          NOTE B--MANAGEMENT FEES, ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES:

          Each Fund retains Management as its investment manager under a Management Agreement. For such investment management services, each Fund pays Management a fee at the annual rate of 0.25% of its average daily Managed Assets. Managed Assets equals the total assets of the Fund less liabilities, other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the liquidation preference of any preferred shares outstanding is not considered a liability.

          Management has contractually agreed to waive a portion of the management fees it is entitled to receive from each Fund at the following annual rates:

                       FISCAL PERIOD OR YEAR ENDED              % OF AVERAGE
                               OCTOBER 31,                  DAILY MANAGED ASSETS
          --------------------------------------------------------------------------------------
                               2002 - 2007                          0.25%
                                  2008                              0.20
                                  2009                              0.15
                                  2010                              0.10
                                  2011                              0.05

          Management has not agreed to waive any portion of its fees beyond October 31, 2011.

          For the period ended October 31, 2002, such waived fees amounted to $21,955, $67,982, and $17,878 for California, Intermediate, and New York, respectively.

          Each Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement each Fund pays Management an administration fee at the annual rate of 0.30% of its average daily Managed Assets.

          Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

          Management and Neuberger, a member firm of The New York Stock Exchange and sub-adviser to each Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to each Fund. Several individuals who are officers and/or directors of each Fund are also employees of Neuberger and/or Management.

          Each Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $1,289, $993, and $696 for California, Intermediate, and New York, respectively.

                                               Neuberger Berman october 31, 2002

          NOTE C--SECURITIES TRANSACTIONS:

          During the period ended October 31, 2002, there were purchase and sale transactions (excluding short-term securities) as follows:

                                        Purchases                  Sales
                                        ---------                  -----

          California                    $ 52,677,000                 0
          Intermediate                   208,096,000                 0
          New York                        60,056,000                 0

          NOTE D--CAPITAL:

          At October 31, 2002, the shares outstanding and the shares owned by Neuberger for each Fund were as follows:

                                                COMMON SHARES    COMMON SHARES OWNED
                                                  OUTSTANDING           BY NEUBERGER
          CALIFORNIA                                6,606,981                  6,981
          INTERMEDIATE                             20,506,981                  6,981
          NEW YORK                                  5,356,981                  6,981

          Transactions in common shares of capital stock for the period ended October 31, 2002, were as follows:

                                        SHARES ISSUED IN CONNECTION WITH:

                                                             UNDERWRITERS'       REINVESTMENT OF      NET INCREASE
                                        INITIAL PUBLIC   EXERCISE OF OVER-         DIVIDENDS AND         IN SHARES
                                              OFFERING    ALLOTMENT OPTION         DISTRIBUTIONS       OUTSTANDING
          CALIFORNIA                         6,306,981             300,000                     -         6,606,981
          INTERMEDIATE                      19,506,981           1,000,000                     -        20,506,981
          NEW YORK                           5,156,981             200,000                     -         5,356,981

          NOTE E--USE OF LEVERAGE:

          Subject to market conditions, each Fund intends to offer Preferred Shares representing approximately 38% of each Fund's capital after issuance. The Funds also may add leverage to the portfolio through the utilization of derivative instruments. The Funds may issue Preferred Shares so long as after their issuance the liquidation value of the Preferred Shares, plus the aggregate amount of senior securities representing indebtedness, does not exceed 50% of each Fund's capital. Once Preferred Shares are issued and/or other forms of leverage are used, the net asset value and market price of the common shares and the yield to common stockholders will be more volatile.

                           PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

      1.    Financial Statements:


            Report of Independent Auditors.

            Statement of Assets and Liabilities.

            Unaudited Financial Highlights.


      2.    Exhibits:

            a.    (1)   Articles of Incorporation. (Incorporated by reference
                        to the Registrant's Registration Statement, File Nos.
                        333-97455 and 811-21167, filed on July 31, 2002)


                  (2) Form of Articles Supplementary. (Incorporated by reference to Appendix A of Part B of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, File Nos. 333-100918 and 811-21167, filed on December 9, 2002)


            b. Amended and Restated Bylaws. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement, File Nos. 333-97455 and 811-21167, filed on September 24, 2002)

            c.    None.

            d. Articles Sixth, Ninth, Tenth, Eleventh and Thirteenth of the Articles of Incorporation and Articles II, VI and X of the Bylaws.


            e. Dividend Reinvestment Plan with respect to Registrant's common stock. (Incorporated by reference to Pre-Effective Amendment No 1 to the Registrant's Registration Statement, File Nos. 333-100918 and 811-21167, filed on December 9,
                  2002)


            f.    None.


            g.    (1)   Management Agreement. (Incorporated by reference to
                        Pre-Effective Amendment No 1 to the Registrant's
                        Registration Statement, File Nos. 333-100918 and
                        811-21167, filed on December 9, 2002)


                  (2) Sub-Advisory Agreement. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-100918 and 811-21167, filed on October 31, 2002)

            h.    (1)   Underwriting  Agreement  with respect to  Registrant's
                        common  stock.   (Incorporated  by  reference  to  the
                        Registrant's   Registration   Statement,   File   Nos.
                        333-100918 and 811-21167, filed on October 31, 2002)

                  (2) Form of Master Agreement Among Underwriters with respect to Registrant's common stock. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement, File Nos. 333-97455 and 811-21167, filed on September 24, 2002)

                  (3) Form of Master Selected Dealer Agreement with respect to Registrant's common stock. (Incorporated by reference to Pre-Effective Amendment No. 2 to the
                        Registrant's Registration Statement, File Nos. 333-97455 and 811-21167, filed on September 24, 2002)


                  (4) Form of Underwriting Agreement with respect to Registrant's preferred stock. (Incorporated by reference to Pre-Effective Amendment No 1 to the
                        Registrant's Registration Statement, File Nos. 333-100918 and 811-21167, filed on December 9, 2002)


            i.    None

            j.    Custodian  Contract.   (Incorporated  by  reference  to  the
                  Registrant's Registration Statement, File Nos. 333-100918 and 811-21167, filed on October 31, 2002)

            k.    (1)   Transfer Agency and Service  Agreement.  (Incorporated
                        by   reference   to  the   Registrant's   Registration
                        Statement, File Nos. 333-100918 and 811-21167, filed on October 31, 2002)


                  (2) Administration Agreement. (Incorporated by reference to Pre-Effective Amendment No 1 to the Registrant's Registration Statement, File Nos. 333-100918 and 811-21167, filed on December 9, 2002)


                  (3) Fee Waiver Agreement. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-100918 and 811-21167, filed on October 31, 2002)

                  (4) Additional Compensation Agreement with respect to Registrant's common stock. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-100918 and 811-21167, filed on October 31, 2002)

                  (5) Form of Auction Agency Agreement with respect to Registrant's preferred stock. (Incorporated by reference to Pre-Effective Amendment No 1 to the
                        Registrant's Registration Statement, File Nos. 333-100918 and 811-21167, filed on December 9, 2002)

                  (6) Form of Broker-Dealer Agreement with respect to Registrant's preferred stock. (Incorporated by reference to Pre-Effective Amendment No 1 to the
                        Registrant's Registration Statement, File Nos. 333-100918 and 811-21167, filed on December 9, 2002)


            l.    (1)   Opinion  and  Consent  of  Counsel   with  respect  to
                        Registrant's common stock.  (Incorporated by reference
                        to  Pre-Effective  Amendment No. 2 to the Registrant's
                        Registration   Statement,   File  Nos.  333-97455  and
                        811-21167, filed on September 24, 2002)

                  (2)   Opinion  and  Consent  of  Counsel   with  respect  to
                        Registrant's preferred stock. (Filed herewith)

            m.    None.

            n.    Consent of Independent Auditors. (Filed herewith)

            o.    None.

            p. Letter of Investment Intent with respect to Registrant's common stock. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement, File Nos. 333-97455 and 811-21167, filed on September 24,
                  2002)

            q.    None.

            r. Code of Ethics for Registrant, its Investment Adviser and its Sub-Adviser. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement, File Nos. 333-97455 and 811-21167, filed on September 24, 2002)


ITEM 25.  MARKETING ARRANGEMENTS

      See form of Underwriting Agreement filed as Exhibit h.(4) to this Registration Statement.

ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

      The following table sets forth the expenses to be incurred in connection with the offering described in this Registration Statement:

      Securities and Exchange Commission Fees...............   $   5,430
      Rating Agency Fees....................................     164,570
      Federal Taxes     ....................................           0
      State Taxes and Fees..................................           0
      Printing and Engraving Expenses.......................      10,000
      Legal Fees        ....................................      50,000
      Director Fees     ....................................           0
      Accounting Expenses...................................      15,000
      Miscellaneous Expenses................................           0

            Total       ....................................    $245,000

ITEM 27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      None.

ITEM 28.  NUMBER OF HOLDERS OF SECURITIES

                                                     Number of  Record
                                                    Shareholders as of
Title of Class                                       November 30, 2002
--------------

Shares of common stock, par value $0.0001 per share            1

Shares of preferred stock, par value $0.0001 per share         0

ITEM 29.  INDEMNIFICATION

      Article Twelfth of the Registrant's Articles of Incorporation and Article IX of the Registrant's Bylaws provide that the Fund shall indemnify its present and past directors, officers, employees and agents, and persons who are serving or have served at the Fund's request in similar capacities for, other entities to the maximum extent permitted by applicable law (including Maryland law and the 1940 Act), provided, however, that a transfer agent is not entitled to such indemnification unless specifically approved by the Fund's Board of Directors.
Section 2-418(b) of the Maryland General Corporation Law ("Maryland Code") permits the Registrant to indemnify its directors unless it is proved that the act or omission of the director was material to the cause of action adjudicated in the proceeding, and (a) the act or omission was committed in bad faith or was the result of active or deliberate dishonesty or (b) the director actually received an improper personal benefit in money, property or services or (c) in the case of a criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. Indemnification may be made against judgments, penalties, fines, settlements and reasonable expenses incurred in connection with a proceeding, in accordance with the Maryland Code. Pursuant to Section 2-418(j)(1) and Section 4-418(j)(2) of the Maryland Code, the Registrant is permitted to indemnify its officers, employees and agents to the same extent. The provisions set forth above apply insofar as consistent with Section 17(h) of the Investment Company Act of 1940, as amended ("1940 Act"), which prohibits indemnification of any director or officer of the Registrant against any liability to the Registrant or its shareholders to which such director or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Sections 9.1 and 9.2 of the Management Agreement between Neuberger Berman Management Inc. ("NB Management") and the Registrant provide that neither NB Management nor any director, officer or employee of NB Management performing services for the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Management Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with any matter to which the Management Agreement relates; provided, that nothing herein contained shall be construed (i) to protect NB Management against any liability to the Registrant or its Stockholders to which NB Management would otherwise be subject by reason of NB Management's misfeasance, bad faith, or gross negligence in the performance of NB Management's duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Management Agreement ("disabling conduct"), or (ii) to protect any director, officer or employee of NB Management who is or was a Director or officer of the Registrant against any liability to the Registrant or its Stockholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant. The Registrant will indemnify NB Management against, and hold it harmless from, any and all expenses (including reasonable counsel fees and expenses) incurred investigating or defending against claims for losses or liabilities described above not resulting from negligence, disregard of its obligations and duties under the Management Agreement or disabling conduct by NB Management. Indemnification shall be made only following: (i) a final decision on the merits by a court or other body before whom the proceeding was brought that NB Management was not liable by reason of negligence, disregard of its obligations and duties under the Management Agreement or disabling conduct or (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that NB Management was not liable by reason of negligence, disregard of its obligations and duties under the Management Agreement or disabling conduct by (a) the vote of a majority of a quorum of directors of the Registrant who are neither "interested persons" of the Registrant nor parties to the proceeding ("disinterested non-party directors") or (b) an independent legal counsel in a written opinion. NB Management shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by it in connection with the matter as to which it is seeking indemnification hereunder in the manner and to the fullest extent permissible under the Maryland General Corporation Law. NB Management shall provide to the Registrant a written affirmation of its good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) NB Management shall provide security in form and amount acceptable to the Registrant for its undertaking; (b) the Registrant is insured against losses arising by reason of the advance; or (c) a majority of a quorum of the full Board of Directors of the Registrant, the members of which majority are disinterested non-party directors, or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that NB Management will ultimately be found to be entitled to indemnification under the Management Agreement.



      Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Sub-Advisory Agreement, Neuberger Berman will not be subject to liability for any act or omission or any loss suffered by the Registrant or its security holders in connection with the matters to which the Sub-Advisory Agreement relates.



      Sections  11.1  and  11.2  of the  Administration  Agreement  between  the
Registrant and NB Management provide that neither NB Management nor any director, officer or employee of NB Management performing services for the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Administration Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with any matter to which the Administration Agreement relates; provided, that nothing herein contained shall be construed (i) to protect NB Management against any liability to the Registrant or its Stockholders to which NB Management would otherwise be subject by reason of NB Management's misfeasance, bad faith, or gross negligence in the performance of NB Management's duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Administration Agreement ("disabling conduct"), or (ii) to protect any director, officer or employee of NB Management who is or was a Director or officer of the Registrant against any liability to the Registrant or its Stockholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant. The Registrant will indemnify NB Management against, and hold it harmless from, any and all expenses (including reasonable counsel fees and expenses) incurred investigating or defending against claims for losses or liabilities described above not resulting from negligence, disregard of its obligations and duties under the Administration Agreement or disabling conduct by NB Management. Indemnification shall be made only following: (i) a final decision on the merits by a court or other body before whom the proceeding was brought that NB Management was not liable by reason of negligence, disregard of its obligations and duties under the Administration Agreement or disabling conduct or (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that NB Management was not liable by reason of negligence, disregard of its obligations and duties under the Administration Agreement or disabling conduct by (a) the vote of a majority of a quorum of directors of the Registrant who are neither "interested persons" of the Registrant nor parties to the proceeding ("disinterested non-party directors") or (b) an independent legal counsel in a written opinion. NB Management shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by it in connection with the matter as to which it is seeking indemnification under the Administration Agreement in the manner and to the fullest extent permissible under the Maryland General Corporation Law. NB Management shall provide to the Registrant a written affirmation of its good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) NB Management shall provide security in form and amount acceptable to the Registrant for its undertaking; (b) the Registrant is insured against losses arising by reason of the advance; or (c) a majority of a quorum of the full Board of Directors of the Registrant, the members of which majority are disinterested non-party directors, or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that NB Management will ultimately be found to be entitled to indemnification under the Administration Agreement.

      Section 6(a) of the Underwriting Agreements between the Registrant, NB Management, Neuberger Berman, Merrill Lynch & Co. and Merrill Lynch, Pierce, Fenner & Smith Incorporated provides that the Registrant and the Advisers, jointly and severally, agree to indemnify and hold harmless each Underwriter and each person, if any, who controls any Underwriter within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, and any director, officer, employee or affiliate thereof as follows: (i) against any and all loss, liability, claim, damage and expense whatsoever, as incurred, arising out of any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement (or any amendment thereto), including the Rule 430A Information and the Rule 434 Information, if applicable, or the omission or alleged omission therefrom of a material fact required to be stated therein or necessary to make the statements therein not misleading or arising out of any untrue statement or alleged untrue statement of a material fact included in any preliminary prospectus or the final Prospectus (or any amendment or supplement thereto), or the omission or alleged omission therefrom of a material fact necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading; (ii) against any and all loss, liability, claim, damage and expense whatsoever, as incurred, to the extent of the aggregate amount paid in settlement of any litigation, or any investigation or proceeding by any governmental agency or body, commenced or threatened, or of any claim whatsoever based upon any such untrue statement or omission, or any such alleged untrue statement or omission; provided that (subject to Section 6(e) below) any such settlement is effected with the prior written consent of the Registrant and the Advisers; and (iii) against any and all expense whatsoever, as incurred (including the fees and disbursements of counsel chosen by Merrill Lynch), reasonably incurred in investigating, preparing or defending against any litigation, or any investigation or proceeding by any governmental agency or body, commenced or threatened, or any claim whatsoever based upon any such untrue statement or omission, or any such alleged untrue statement or omission, to the extent that any such expense is not paid under (i) or (ii) above; provided, however, that this indemnity agreement shall not apply to any loss, liability, claim, damage or expense to the extent arising out of any untrue statement or omission or alleged untrue statement or omission made in reliance upon and in conformity with written information furnished to the Registrant or the Advisers by any Underwriter through Merrill Lynch expressly for use in the Registration Statement (or any amendment thereto), including the Rule 430A Information and the Rule 434 Information, if applicable, or any preliminary prospectus or the final Prospectus (or any amendment or supplement thereto); and provided further that the Registrant or the Advisers will not be liable to any Underwriter with respect to any Prospectus to the extent that the Registrant or the Advisers shall sustain the burden of proving that any such loss, liability, claim, damage or expense resulted from the fact that such Underwriter, in contravention of a requirement of the Underwriting Agreements or applicable law, sold Securities to a person to whom such Underwriter failed to send or give, at or prior to the Closing Time, a copy of the final Prospectus, as then amended or supplemented if: (i) the Company has previously furnished copies thereof (sufficiently in advance of the Closing Time to allow for distribution by the Closing Time) to the Underwriter and the loss, liability, claim, damage or expense of such Underwriter resulted from an untrue statement or omission of a material fact contained in or omitted from the preliminary Prospectus which was corrected in the final Prospectus as, if applicable, amended or supplemented prior to the Closing Time and such final Prospectus was required by law to be delivered at or prior to the written confirmation of sale to such person and (ii) such failure to give or send such final Prospectus by the Closing Time to the party or parties asserting such loss, liability, claim, damage or expense would have constituted a defense to the claim asserted by such person.

      Section 6(c) of the Underwriting Agreements provides that the Fund and the Advisers, jointly and severally, agree to indemnify and hold harmless each Underwriter and each person, if any, who controls any Underwriter within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, against any and all loss, liability, claim, damage and expense described in the indemnity contained in Section 6(a), as limited by the proviso set forth therein, with respect to any sales material in the form approved by the Fund and the Advisers or its affiliates for use by the Underwriters and securities firms to whom the Fund or the Advisers shall have disseminated materials in connection with the public offering of the Securities.

      Section 7 of the Underwriting Agreements provides that, if the indemnification provided for in Section 6 thereof is for any reason unavailable to or insufficient to hold harmless an indemnified party in respect of any losses, liabilities, claims, damages or expenses referred to therein, then each indemnifying party shall contribute to the aggregate amount of such losses, liabilities, claims, damages and expenses incurred by such indemnified party, as incurred, (i) in such proportion as is appropriate to reflect the relative benefits received by the Fund and the Advisers on the one hand and the Underwriters on the other hand from the offering of the Securities pursuant to the Underwriting Agreements or (ii) if the allocation provided by clause (i) is not permitted by applicable law, in such proportion as is appropriate to reflect not only the relative benefits referred to in clause (i) above but also the relative fault of the Fund and the Advisers on the one hand and of the Underwriters on the other hand in connection with the statements or omissions which resulted in such losses, liabilities, claims, damages or expenses, as well as any other relevant equitable considerations.

      The relative benefits received by the Fund and the Advisers on the one hand and the Underwriters on the other hand in connection with the offering of the Securities pursuant to the Underwriting Agreements shall be deemed to be in the same respective proportions as the total net proceeds from the offering of the Securities pursuant to the Underwriting Agreements (before deducting expenses) received by the Fund and the total underwriting discount received by the Underwriters (whether from the Fund or otherwise), in each case as set forth on the cover of the Prospectus, or, if Rule 434 is used, the corresponding location on the Term Sheet, bear to the aggregate initial public offering price of the Securities as set forth on such cover.

      The relative fault of the Fund and the Advisers on the one hand and the Underwriters on the other hand shall be determined by reference to, among other things, whether any such untrue or alleged untrue statement of a material fact or omission or alleged omission to state a material fact relates to information supplied by the Fund or the Advisers or by the Underwriters and the parties' relative intent, knowledge, access to information and opportunity to correct or prevent such statement or omission. However, no Underwriter shall be required to contribute any amount in excess of the amount by which the total price at which the Securities underwritten by it and distributed to the public were offered to the public exceeds the amount of any damages which such Underwriter has otherwise been required to pay by reason of any such untrue or alleged untrue statement or omission or alleged omission. No person guilty of fraudulent misrepresentation (within the meaning of Section 11(f) of the 1933 Act) shall be entitled to contribution from any person who was not guilty of such fraudulent misrepresentation.

      Under Section 7 of the Underwriting Agreements, each person, if any, who controls an Underwriter within the meaning of Section 15 of the 1933 Act or
Section 20 of the 1934 Act shall have the same rights to contribution as such Underwriter, and each director of the Fund and each director of the Advisers, respectively, each officer of the Fund who signed the Registration Statement, and each person, if any, who controls the Fund or the Advisers, within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act shall have the same rights to contribution as the Fund and the Advisers, respectively. The Underwriters' respective obligations to contribute pursuant to Section 7 are several in proportion to the number of Initial Securities allotted to them and not joint.

      Section   6(f)  of  the   Underwriting   Agreements   provides   that  any
indemnification or contribution by the Fund shall be subject to the requirements and limitations of Section 17(i) of the 1940 Act.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act"), may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue. The Fund also maintains Directors and Officers Insurance.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND SUB-ADVISER

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each executive officer of Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------
Claudia Brandon                  Secretary, Neuberger Berman Advisers
Vice President, Neuberger        Management Trust; Secretary, Neuberger Berman
Berman since 2002; Employee,     Equity Funds; Secretary, Neuberger Berman
Neuberger Berman since 1999;     Income Funds; Secretary, Neuberger Berman
Vice President/Mutual Fund       Real Estate Income Fund Inc.; Secretary,
Board Relations, NB Management   Neuberger Berman Intermediate Municipal Fund
since May 2000; Vice President,  Inc.; Secretary, Neuberger Berman New York
NB Management from 1986-1999.    Intermediate Municipal Fund Inc.; Secretary,
                                 Neuberger Berman California Intermediate
                                 Municipal Fund Inc.

Thomas J. Brophy                 Portfolio manager, Neuberger Berman
Managing Director, Neuberger     Intermediate Municipal Fund Inc.; Portfolio
Berman; Vice President, NB       manager, Neuberger Berman New York
Management since March 2000.     Intermediate Municipal Fund Inc.; Portfolio
                                 manager, Neuberger Berman California
                                 Intermediate Municipal Fund Inc.

Steven R. Brown                  Portfolio manager, Neuberger Berman Real
Managing Director, Neuberger     Estate Income Fund, Inc.
Berman; Vice President, NB
Management since 2002.

Lori Canell                      Portfolio manager, Neuberger Berman
Managing Director, Neuberger     Intermediate Municipal Fund Inc.; Portfolio
Berman; Vice President, NB       manager, Neuberger Berman New York
Management.                      Intermediate Municipal Fund Inc.; Portfolio
                                 manager, Neuberger Berman California
                                 Intermediate Municipal Fund Inc.

Valerie Chang                    None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Brooke A. Cobb                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Robert Conti                     Vice President, Neuberger Berman Income
Vice President, Neuberger        Funds; Vice President, Neuberger Berman
Berman; Senior Vice President,   Equity Funds; Vice President, Neuberger
NB Management since November     Berman Advisers Management Trust; Vice
2000; Treasurer, NB Management   President, Neuberger Berman Real Estate
until May 2000.                  Income Fund Inc.; Vice President, Neuberger
                                 Berman Intermediate Municipal Fund Inc.; Vice
                                 President Neuberger Berman New York
                                 Intermediate Municipal Fund Inc.; Vice
                                 President, Neuberger Berman California
                                 Intermediate Municipal Fund Inc.

Robert W. D'Alelio               None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Ingrid Dyott                     None.
Vice President, Neuberger
Berman; Vice President,
NB Management.

Michael F. Fasciano              President, Fasciano Company Inc. until March
Managing Director, Neuberger     2001; Portfolio Manager, Fasciano Fund Inc.
Berman since March 2001; Vice    until March 2001.
President, NB Management since
March 2001.

NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------

Robert S. Franklin               None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Brian P. Gaffney                 Vice President, Neuberger Berman Income
Managing Director, Neuberger     Funds; Vice President, Neuberger Berman
Berman since 1999, Senior Vice   Equity Funds; Vice President, Neuberger
President, NB Management since   Berman Advisers Management Trust; Vice
November 2000; Vice President,   President, Neuberger Berman Real Estate
NB Management from April 1997    Income Fund Inc.; Vice President, Neuberger
through November 1999.           Berman Intermediate Municipal Fund Inc.; Vice
                                 President Neuberger Berman New York
                                 Intermediate Municipal Fund Inc.; Vice
                                 President, Neuberger Berman California
                                 Intermediate Municipal Fund Inc.

Robert I. Gendelman              None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Thomas E. Gengler, Jr.           None.
Senior Vice President,
Neuberger Berman since February
2001, prior thereto, Vice
President, Neuberger Berman
since 1999; Senior Vice
President, NB Management since
March 2001 prior thereto, Vice
President, NB Management.

Theodore P. Giuliano             Portfolio manager, Neuberger Berman
Vice President (and Director     Intermediate Municipal Fund Inc.; Portfolio
until February 2001),            manager, Neuberger Berman New York
NB Management; Managing          Intermediate Municipal Fund Inc.; Portfolio
Director, Neuberger Berman.      manager, Neuberger Berman California
                                 Intermediate Municipal Fund Inc.

Kevin Handwerker                 Senior Vice President, General Counsel and
Senior Vice President, General   Secretary, Neuberger Berman Inc.
Counsel and Secretary,
Neuberger Berman.

Joseph K. Herlihy                Treasurer, Neuberger Berman Inc.
Senior Vice President,
Treasurer, Neuberger Berman;
Treasurer, NB Management.

Michael M. Kassen                Executive Vice President, Chief Investment
Executive Vice President and     Officer and Director, Neuberger Berman Inc.;
Chief Investment Officer,        President and Director of Neuberger Berman
Neuberger Berman; Chairman and   Real Estate Income Fund Inc; President and
Director, NB Management since    Director of Neuberger Berman Intermediate
May 2000, prior thereto,         Municipal Fund Inc.; President and Director
Executive Vice President, Chief  of Neuberger Berman New York Intermediate
Investment Officer and           Municipal Fund Inc.; President and Director
Director, NB Management from     of Neuberger Berman California Intermediate
November 1999 until May 2000;    Municipal Fund Inc.; President and Trustee of
Vice President from June 1990    Neuberger Berman Advisers Management Trust;
until November 1999.             President and Trustee of Neuberger Berman
                                 Equity Funds; President and Trustee,
                                 Neuberger Berman Income Funds.

NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------

Barbara R. Katersky              None.
Senior Vice President,
Neuberger Berman; Senior Vice
President, NB Management.

Robert B. Ladd                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Kelly M. Landron                 None.
Vice President, NB Management
Inc. since March 2000.

Jeffrey B. Lane                  Director, Chief Executive Officer and
Chief Executive Officer and      President, Neuberger Berman Inc.; Director,
President, Neuberger Berman;     Neuberger Berman Trust Company from June 1999
Director, NB Management since    until November 2000.
February 2001.

Michael F. Malouf                None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Robert Matza                     Executive Vice President, Chief Operating
Executive Vice President and     Officer and Director, Neuberger Berman Inc.
Chief Operating Officer,         since January 2001, prior thereto, Executive
Neuberger Berman since January   Vice President, Chief Administrative Officer
2001, prior thereto, Executive   and Director, Neuberger Berman Inc.
Vice President and Chief
Administrative Officer,
Neuberger Berman; Director, NB
Management since April 2000.

Ellen Metzger                    Assistant Secretary, Neuberger Berman Inc.
Vice President, Neuberger        since 2000.
Berman; Secretary,
NB Management.

Arthur Moretti                   Managing Director, Eagle Capital from January
Managing Director, Neuberger     1999 until June 2001.
Berman since June 2001; Vice
President, NB Management since
June 2001.

S. Basu Mullick                  None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Janet W. Prindle                 Director, Neuberger Berman National Trust
Managing Director, Neuberger     Company since January 2001; Director
Berman; Vice President,          Neuberger Berman Trust Company of Delaware
NB Management.                   since April 2001.

Kevin L. Risen                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------

Jack L. Rivkin                   Executive Vice President, Neuberger Berman
Executive Vice President,        Inc.
Neuberger Berman.

Benjamin E. Segal                None.
Managing Director, Neuberger
Berman since November 2000,
prior thereto, Vice President,
Neuberger Berman; Vice
President, NB Management.

Jennifer Silver                  None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Kent C. Simons                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Matthew S. Stadler Senior Vice   Senior Vice President and Chief Financial
President and Chief Financial    Officer, Neuberger Berman Inc. since August
Officer, Neuberger Berman        2000; Senior Vice President and Chief Financial
since August 2000, prior         Officer, National Discount Brokers Group from
thereto, Controller, Neuberger   May 1999 until October 1999.
Berman from November 1999 to
August 2000; Senior Vice
President and Chief Financial
Officer, NB Management since
August 2000.

Heidi S. Steiger                 Executive Vice President and Director,
Executive Vice President,        Neuberger Berman Inc.; Chair and Director,
Neuberger Berman; Director, NB   Neuberger Berman National Trust Company since
Management since February 2001.  January 2001; Director, Neuberger Berman
                                 Trust Company of Delaware since February 2000
                                 (and Chair until January 2001); Director,
                                 Neuberger Berman Trust Company until September
                                 2001 (and Chair from September 1999 until
                                 January 2001).

Peter E. Sundman                 Executive Vice President and Director,
President and Director,          Neuberger Berman Inc.; Chairman of the Board,
NB Management; Executive Vice    Chief Executive Officer and Trustee,
President, Neuberger Berman.     Neuberger Berman Income Funds; Chairman of
                                 the Board, Chief Executive Officer and Trustee,
                                 Neuberger Berman Advisers Management Trust;
                                 Chairman of the Board, Chief Executive Officer and Trustee Neuberger Berman Equity Funds;
                                 Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Real Estate
                                 Income Fund Inc.; Chairman of the Board, Chief
                                 Executive Officer and Director, Neuberger
                                 Berman Intermediate Municipal Fund Inc.;
                                 Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman New York
                                 Intermediate Municipal Fund Inc.; Chairman of the Board, Chief Executive Officer and
                                 Director, Neuberger Berman California
                                 Intermediate Municipal Fund Inc.

NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------

Judith M. Vale                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Catherine Waterworth             None.
Vice President, Neuberger
Berman; Vice President,
NB Management.

Allan R. White, III              None.
Managing Director, Neuberger
Berman; Vice President, NB
Management.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

      All  accounts,  books and other  documents  required to be  maintained  by
Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of its custodian and accounting agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and its transfer agent, The Bank of New York, 1 Wall Street, New York, New York 10286, except for the Registrant's Articles of Incorporation and Bylaws, minutes of meetings of the Registrant's Directors and stockholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.

ITEM 32.  MANAGEMENT SERVICES

      None.

ITEM 33.  UNDERTAKINGS

      1. The Registrant hereby undertakes to suspend the offering of its shares until it amends its Prospectus if:

           (1) subsequent to the effective date of this Registration Statement, the net asset value per share declines more than 10% from its net asset value per share as of the effective date of the Registration Statement; or

           (2) the net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.

      2.   N/A

      3.   N/A

      4.   N/A

      5.   The Registrant hereby undertakes:

           (1) For purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this Registration Statement as of the time it was declared effective; and

           (2) For the purposes of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial BONA FIDE offering thereof.

      6. The Registrant hereby undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 11th day of December 2002.


                                          NEUBERGER BERMAN CALIFORNIA
                                          INTERMEDIATE MUNICIPAL FUND INC.


                                          By:  /s/ Michael M. Kassen
                                               -------------------------------
                                                Name:  Michael M. Kassen*
                                                Title:  President and Director


Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title                      Date
---------                             -----                      ----

                              Chairman of the Board,       December 11, 2002
                             Chief Executive Officer
/s/ Peter E. Sundman               and Director
------------------------
Peter E. Sundman*


/s/ Michael M. Kassen         President and Director       December 11, 2002
------------------------
Michael M. Kassen*

                             Treasurer and Principal       December 11, 2002
                            Financial and Accounting
/s/ Barbara Muinos                   Officer
------------------------
Barbara Muinos


/s/ John Cannon                      Director              December 11, 2002
------------------------
John Cannon*


/s/ Faith Colish                     Director              December 11, 2002
------------------------
Faith Colish*


/s/ Walter G. Ehlers                 Director              December 11, 2002
------------------------
Walter G. Ehlers*


/s/ C. Anne Harvey                   Director              December 11, 2002
------------------------
C. Anne Harvey*


/s/ Barry Hirsch                     Director              December 11, 2002
------------------------
Barry Hirsch*


/s/ Robert A. Kavesh                 Director              December 11, 2002
------------------------
Robert A. Kavesh*


/s/ Howard A. Mileaf                 Director              December 11, 2002
------------------------
Howard A. Mileaf*


/s/ Edward I. O'Brien                Director              December 11, 2002
------------------------
Edward I. O'Brien*

/s/ John P. Rosenthal                Director              December 11, 2002
------------------------
John P. Rosenthal*


/s/ William E. Rulon                 Director              December 11, 2002
------------------------
William E. Rulon*


/s/ Cornelius T. Ryan                Director              December 11, 2002
------------------------
Cornelius T. Ryan*


/s/ Tom Decker Seip                  Director              December 11, 2002
------------------------
Tom Decker Seip*


/s/ Candace L. Straight              Director              December 11, 2002
------------------------
Candace L. Straight*


/s/ Peter P. Trapp                   Director              December 11, 2002
------------------------
Peter P. Trapp*



*Signatures affixed by Arthur C. Delibert on December 11, 2002 pursuant to powers of attorney dated October 21, 2002, which were filed with the Registrant's Registration Statement (File Nos. 333-100918 and 811-21167) on October 31, 2002.

          NEUBERGER BERMAN CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.

                                  EXHIBIT INDEX


          Exhibit       Document Description

            a.    (1)   Articles of Incorporation. (Incorporated by reference
                        to the Registrant's Registration Statement, File Nos.
                        333-97455 and 811-21167, filed on July 31, 2002)

                  (2) Form of Articles Supplementary. (Incorporated by reference to Appendix A of Part B of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, File Nos. 333-100918 and 811-21167, filed on December 9, 2002)

            b. Amended and Restated Bylaws. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement, File Nos. 333-97455 and 811-21167, filed on September 24, 2002)

            c.    None.

            d. Articles Sixth, Ninth, Tenth, Eleventh and Thirteenth of the Articles of Incorporation and Articles II, VI and X of the Bylaws.

            e. Dividend Reinvestment Plan with respect to Registrant's common stock. (Incorporated by reference to Pre-Effective Amendment No 1 to the Registrant's Registration Statement, File Nos. 333-100918 and 811-21167, filed on December 9,
                  2002)

            f.    None.

            g.    (1)   Management Agreement. (Incorporated by reference to
                        Pre-Effective Amendment No 1 to the Registrant's
                        Registration Statement, File Nos. 333-100918 and
                        811-21167, filed on December 9, 2002)

                  (2) Sub-Advisory Agreement. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-100918 and 811-21167, filed on October 31, 2002)

            h.    (1)   Underwriting  Agreement  with respect to  Registrant's
                        common  stock.   (Incorporated  by  reference  to  the
                        Registrant's   Registration   Statement,   File   Nos.
                        333-100918 and 811-21167, filed on October 31, 2002)

                  (2) Form of Master Agreement Among Underwriters with respect to Registrant's common stock. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement, File Nos. 333-97455 and 811-21167, filed on September 24, 2002)

                  (3) Form of Master Selected Dealer Agreement with respect to Registrant's common stock. (Incorporated by reference to Pre-Effective Amendment No. 2 to the
                        Registrant's Registration Statement, File Nos. 333-97455 and 811-21167, filed on September 24, 2002)

                  (4) Form of Underwriting Agreement with respect to Registrant's preferred stock. (Incorporated by reference to Pre-Effective Amendment No 1 to the
                        Registrant's Registration Statement, File Nos. 333-100918 and 811-21167, filed on December 9, 2002)

            i.    None

            j.    Custodian  Contract.   (Incorporated  by  reference  to  the
                  Registrant's Registration Statement, File Nos. 333-100918 and 811-21167, filed on October 31, 2002)

            k.    (1)   Transfer Agency and Service  Agreement.  (Incorporated
                        by   reference   to  the   Registrant's   Registration
                        Statement, File Nos. 333-100918 and 811-21167, filed on October 31, 2002)

                  (2) Administration Agreement. (Incorporated by reference to Pre-Effective Amendment No 1 to the Registrant's Registration Statement, File Nos. 333-100918 and 811-21167, filed on December 9, 2002)

                  (3) Fee Waiver Agreement. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-100918 and 811-21167, filed on October 31, 2002)

                  (4) Additional Compensation Agreement with respect to Registrant's common stock. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-100918 and 811-21167, filed on October 31, 2002)

                  (5) Form of Auction Agency Agreement with respect to Registrant's preferred stock. (Incorporated by reference to Pre-Effective Amendment No 1 to the
                        Registrant's Registration Statement, File Nos. 333-100918 and 811-21167, filed on December 9, 2002)

                  (6) Form of Broker-Dealer Agreement with respect to Registrant's preferred stock. (Incorporated by reference to Pre-Effective Amendment No 1 to the
                        Registrant's Registration Statement, File Nos. 333-100918 and 811-21167, filed on December 9, 2002)

            l.    (1)   Opinion  and  Consent  of  Counsel   with  respect  to
                        Registrant's common stock.  (Incorporated by reference
                        to  Pre-Effective  Amendment No. 2 to the Registrant's
                        Registration   Statement,   File  Nos.  333-97455  and
                        811-21167, filed on September 24, 2002)

                  (2)   Opinion  and  Consent  of  Counsel   with  respect  to
                        Registrant's preferred stock. (Filed herewith)

            m.    None.

            n.    Consent of Independent Auditors. (Filed herewith)

            o.    None.

            p. Letter of Investment Intent with respect to Registrant's common stock. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement, File Nos. 333-97455 and 811-21167, filed on September 24,
                  2002)

            q.    None.

            r. Code of Ethics for Registrant, its Investment Adviser and its Sub-Adviser. (Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement, File Nos. 333-97455 and 811-21167, filed on September 24, 2002)